SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 1998 FOR THE LORD ABBETT INVESTMENT TRUST

SUPPLEMENT EFFECTIVE DATE: JUNE 15, 1998





Lord Abbett Investment Trust -- Balanced Series                       FUND FACTS

Why Consider This Fund? As a convenient way to invest for potentially attractive monthly dividends. The U.S. stock and bond markets, the world's largest, are the frequent home of outstanding investment opportunities. You can harness their total return potential by participating in Lord Abbett's Balanced Series, a "fund of funds" that seeks to provide shareholders with current income and capital growth. Over time, Lord Abbett will actively manage Balanced Series' asset allocation between the two performance-proven Lord Abbett mutual funds described below. Past performance does not guarantee future results.

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           For Exposure to U.S. Equities: Lord Abbett Affiliated Fund
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Lord Abbett Affiliated Fund is designed to provide long-term growth of capital and income without excessive fluctuations in market value. The Fund invests primarily in the undervalued stocks of the 500 largest, publicly traded U.S. and multinational companies.

[PHOTO OMITTED]

--W. Thomas Hudson, Jr.
  Portfolio Manager

"We are meeting the challenge of an anticipated U.S. slowdown by building strong positions in food, electric utility and telephone stocks. Once that slowdown is upon us, we believe value will be found in the market's cyclically sensitive sectors. These would include basic industry, capital goods and technology stocks."

Affiliated's Performance The Fund has consistently performed well compared to the Lipper Growth & Income Funds Average.

   [The following table was depicted as a bar chart in the printed material.]

                           5 Years     10 Years    15 Years    20 Years
                           -------     --------    --------    --------

The Fund*                  19.6%       16.3%       16.0%       16.7%
Lipper Growth & Income
      Funds Average        19.1%       16.2%       15.1%       16.0%

            Average Annual Total Returns For Periods Ending 3/31/98*

This performance data does not reflect the performance of Lord Abbett Investment Trust Balanced Series. * Reflects the percent change in net asset value of Class A shares and includes the reinvestment of all distributions.

Affiliated SEC Annual Average Total Returns:

----------  ----------   ----------   ---------------
  26.80%      18.91%       15.62%         12.81%
----------  ----------   ----------   ---------------
  1 Year      5 Years     10 Years    Since Inception
                                          (1/1/50)

SEC Returns reflects performance at the maximum 5.75% sales charge applicable to Class A share investments.

-----------------------------------      -----------------------------------
Top Holdings (3/31/98)         %TNA      Top Sectors (3/31/98)          %TNA
-----------------------------------      -----------------------------------
Deere & Co.                     2.8%     Finance                        22.9%
Chubb Corp.                     2.4%     Consumer Noncyclicals          20.3%
Emerson Electric Co.            2.3%     Utilities                      11.9%
Heinz H.J. Co.                  2.3%     Technology                     10.8%
Morgan Stanley/Dean Witter      2.0%     Consumer Cyclicals             10.0%

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           For Exposure to U.S. Bonds: Lord Abbett Bond-Debenture Fund
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Lord Abbett Bond-Debenture Fund is designed to provide high current income and capital growth to produce a high total return. The Fund's investment flexibility allows it to invest in high-yield securities, convertibles, preferred stocks, U.S. government bonds, foreign bonds and even municipal bonds.

[PHOTO OMITTED]

--Christopher J. Towle
  Portfolio Manager

"U.S. bonds should continue to benefit from low inflation levels and moderating economic growth. The Fund emphasizes high-yield corporate bonds, which should perform well amid strong earnings results, low interest rates and heightened merger-and-acquisition activity. Our bottom-up investment approach focuses on companies that pair high credit quality with above-average financial results."

Bond-Debenture's Performance The Fund has consistently performed well compared to the Lipper Fixed-Income Funds Average.

   [The following table was depicted as a bar chart in the printed material.]

                           5 Years     10 Years    15 Years    20 Years
                           -------     --------    --------    --------

The Fund*                  10.1%       11.0%       10.7%       11.0%
Lipper Growth & Income
      Funds Average         5.4%        6.8%        7.3%       8.5%

            Average Annual Total Returns For Periods Ending 3/31/98*

This performance data does not reflect the performance of Lord Abbett Investment Trust Balanced Series. * Reflects the percent change in net asset value of Class A shares and includes the reinvestment of all distributions.

Bond-Debenture SEC Annual Average Total Returns:

----------  ----------   ----------   ---------------
  11.10%       9.01%       10.49%         10.22%
----------  ----------   ----------   ---------------
  1 Year      5 Years     10 Years    Since Inception
                                         (4/1/71)

SEC Returns reflects performance at the maximum 4.75% sales charge applicable to Class A share investments.

-------------------------------------------    ---------------------------------
Top Holdings (3/31/98)                 %TNA    Top Sectors (3/31/98)        %TNA
-------------------------------------------    ---------------------------------
FNMA 7% MTG                            3.1%    Lower Rated & Straight      70.0%
FNMA 6.5% MTG                          1.5%    Convertible Debentures      11.6%
Sinclair Broadcasting Group 10% 9/05   1.2%    Investment Grade Straight   10.4%
U.S. Treasury Bonds 6.125% 11/27       1.1%    Preferred & Common Stock     4.9%
Rogers Cantel, Inc. 8.3% 10/07         1.0%    Cash & Net Other Assets      3.3%

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Lord Abbett's Balanced Series features an initial investment allocation of 55%
Affiliated Fund/45% Bond-Debenture Fund. The accompanying chart shows why we believe this allocation is best in risk/reward terms.



 FUND              FUND ALLOCATION     ANNUALIZED STANDARD      AVERAGE ANNUAL
 ALLOCATION        BOND-DEBENTURE      DEVIATION(RISK)          TOTAL RETURN*
 AFFILILATED FUND

0%                  100%                11.27%                   10.97%
10%                 90%                 11.16%                   11.59%
20%                 80%                 11.15%                   12.21%
30%                 70%                 11.24%                   12.81%
40%                 60%                 11.42%                   13.40%
50%                 50%                 11.70%                   13.99%
55%                 45%                 11.87%                   14.27%
60%                 40%                 12.06%                   14.56%
70%                 30%                 12.50%                   15.12%
80%                 20%                 13.01%                   15.67%
90%                 10%                 13.58%                   16.22%
100%                0%                  14.21%                   16.75%

                                                            Consider making this
                                                              "fund of funds"
                                                            your U.S. core stock
                                                            and bond investment

* Reflects the percent change in net asset value of Class A Shares of Affiliated Fund and Bond-Debenture Fund over 20 years ending 3/31/98 and includes reinvestment of all distributions.

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--------------------------------------
 How Balanced Series
 Has Performed Over Time
 Growth $10,000: 12/27/94 - 3/31/98*
--------------------------------------

--------------------------------------
 The Series changed its investment
 strategy and began to pursue its
 investment objectives as a "fund of
 funds" on April 1, 1998.
--------------------------------------

12/27/94       10,000
3/95           10,589
3/96           12,476
3/97           13,534
3/98           16,567



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This performance data reflects the performance of Lord Abbett Investment Trust -
Balanced Series

* Reflects the percent change in net asset value of Class A shares and includes the reinvestment of all distributions.

Balanced Series' Performance The Fund has provided attractive annual average total returns since its inception on 12/27/94:

   [The following table was depicted as a bar chart in the printed material.]

                                                ------------------------
1 Years     3 Years     Since Inception         The Series changed its
-------     -------     ---------------         investment strategy and
                          (12/27/94)            began to pursue its
                                                investment objectives as
 22.4%        16.1%         16.7%               a "fund of funds" on
                                                April 1, 1998.
                                                ------------------------

Average Annual Total Returns For Periods Ending 3/31/98**

** This performance data reflects the percent change in net asset value of Class A shares and includes the reinvestment of all distributions.

Balanced Fund SEC Annual Average Total Returns:

-----------   -----------   ---------------
   16.60%       14.24%          15.00%
-----------   -----------   ---------------
  1 Years       3 Years     Since Inception
                               (12/27/94)

SEC Returns reflects performance at the maximum 4.75% sales charge applicable to Class A share investments.

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Lord Abbett In an age of consolidation within financial services, Lord, Abbett &
Co., founded in 1929, continues its tradition of excellence as an independent partnership. Money management, built on in-depth proprietary research, is the Firm's only business. Assets under management currently total over $27 billion, consisting of a family of mutual funds and separately managed equity, fixed-income and balanced accounts for corporations, institutions and individuals.

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-------------------------------------     For more complete information about
                SYMBOL        CUSIP       any Lord Abbett mutual fund, such as
-------------------------------------     Lord Abbett Investment Trust -
                                          Balanced Series, including charges and
     Class A    LABFX       543916209     expenses, call your investment
     Class B    LABBX       543916886     professional or Lord Abbett
     Class C    BFLAX       543916600     Distributor llc at 800-874-3733 for a
-------------------------------------     prospectus. An investor should read
                                          the prospectus carefully before
o Investment Minimum: $1,000;             investing. If used after, 6/30/98,
      $250 for IRAs                       this piece must be accompanied by Lord
o Dividends - Monthly                     Abbett's Performance Quarterly for the
o Capital Gains - Annually                most recently completed calendar
                                          quarter.

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[LOGO](R) LORD, ABBETT & CO.
          Investment Management

A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203

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                             NUMBERS TO KEEP HANDY
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For Shareholder Account or Statement Inquiries:                     800-821-5129

For Literature:                                                     800-874-3733

24-Hour Automated Service Line:                                     800-865-7582

Visit Our Web Site:                                    http://www.lordabbett.com

                                                                  LAIT-12-BA-398
                                                                          (6/98)

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